UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC
(Exact name of registrant as specified in charter)

100 Park Avenue, 35th floor, New York, NY 10017 (Address of principal executive offices)(Zip code)

Eugene S. Stark General American Investors Company, Inc. 100 Park Avenue, 35th Floor New York, NY 10017 (Name and address of agent for service)

Registrant's telephone number, including area code: 212-916-8400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

			Value
Shares	COMMON AND PREFERRED STOCKS		(note 1a)
AEROSPACE/DEFENSE (4.9%)
600,700	Textron Inc.		$33,290,794
325,000	United Technologies Corporation		22,366,500
		(COST $52,755,356)	55,657,294
BUILDING AND REAL ESTATE (5.1%)
2,225,862	CEMEX, S.A. de C.V. ADR	(COST $29,518,057)	58,139,515
COMMUNICATIONS AND INFORMATION SERVICES (6.1%)
900,000	Cisco Systems, Inc. (a)		21,681,000
324,100	Lamar Advertising Company Class A (a)		11,644,913
800,000	QUALCOMM Incorporated		32,800,000
480,000	Sprint Nextel Corporation (a)		3,211,200
		(COST $63,613,670)	69,337,113
COMPUTER SOFTWARE AND SYSTEMS (10.0%)
700,000	Activision, Inc. (a)		19,117,000
1,500,000	Dell Inc. (a)		29,880,000
570,000	Microsoft Corporation		16,176,600
245,000	NetEase.com, Inc. (a)		4,706,450
70,000	Nintendo Co., Ltd.		36,055,600
365,000	THQ Inc. (a)		7,957,000
		(COST $97,755,877)	113,892,650
CONSUMER PRODUCTS AND SERVICES (9.5%)
350,000	Diageo plc ADR		28,462,000
385,000	Heineken N. V.		22,391,600
550,000	Hewitt Associates, Inc. Class A (a)		21,873,500
42,500	Nestle S.A.		21,033,675
200,000	PepsiCo, Inc.		14,440,000
		(COST $76,356,145)	108,200,775
ENVIRONMENTAL CONTROL (INCLUDING SERVICES) (4.3%)
881,500	Republic Services, Inc.		25,775,060
680,000	Waste Management, Inc.		22,820,800
		(COST $39,285,764)	48,595,860
FINANCE AND INSURANCE (23.2%)
BANKING (3.6%)
300,000	M&T Bank Corporation		24,144,000
615,000	Wachovia Corporation		16,605,000
		(COST $5,352,608)	40,749,000
INSURANCE (16.7%)
330,000	The Allstate Corporation		15,859,800
450,000	American International Group, Inc.		19,462,500
325,000	Arch Capital Group Ltd. (a)		22,317,750
205,000	AXIS Capital Holdings Limited		6,965,900
200	Berkshire Hathaway Inc. Class A (a)		26,680,000
315,000	Everest Re Group, Ltd.		28,201,950
1,375,000	Fidelity National Financial, Inc.		25,203,750
265,000	MetLife, Inc.		15,968,900
275,000	PartnerRe Ltd.		20,982,500
130,000	Transatlantic Holdings, Inc.		8,625,500
		(COST $97,438,870)	190,268,550
OTHER (2.9%)
10,000	Epoch Holding Corporation Series A Convertible Preferred 4.6% (d)		20,014,060
1,150,000	Nelnet, Inc.		13,512,500
		(COST $33,920,436)	33,526,560
		(COST $136,711,914)	264,544,110

			Value
Shares	COMMON AND PREFERRED STOCKS (continued)		(note 1a)
HEALTH CARE / PHARMACEUTICALS (3.3%)
80,000	Alkermes, Inc. (a)		$950,400
90,000	Biogen Idec Inc. (a)		5,552,100
529,900	Cytokinetics, Incorporated (a)		1,759,268
200,000	Genentech, Inc. (a)		16,236,000
190,000	Novo Nordisk B		13,016,900
		(COST $15,790,018)	37,514,668
MACHINERY AND EQUIPMENT (2.3%)
1,000,000	ABB Ltd. ADR	(COST $10,779,026)	26,920,000
METAL (1.6%)
321,000	Carpenter Technology Corporation	(COST $19,986,798)	17,966,370
MISCELLANEOUS (5.2%)
	Other (b)	(COST $67,296,904)	59,047,910
OIL AND NATURAL GAS (INCLUDING SERVICES) (18.6%)
600,000	Apache Corporation		72,492,000
800,000	Halliburton Company		31,464,000
700,000	Patterson-UTI Energy, Inc.		18,326,000
1,235,000	Weatherford International Ltd. (a)		89,500,450
		(COST $89,768,143)	211,782,450
RETAIL TRADE (14.5%)
575,000	Costco Wholesale Corporation		37,357,750
1,100,000	The Home Depot, Inc. (c)		30,767,000
333,100	Target Corporation		16,881,508
1,675,000	The TJX Companies, Inc.		55,392,250
470,000	Wal-Mart Stores, Inc.		24,759,600
		(COST $54,473,830)	165,158,108
TECHNOLOGY (2.6%)
1,000,000	BearingPoint, Inc. (a)		1,680,000
1,900,000	Xerox Corporation		28,443,000
		(COST $33,306,174)	30,123,000
TRANSPORTATION (0.9%)
236,100	Alexander & Baldwin, Inc.	(COST $11,005,032)	10,171,188
TOTAL COMMON AND PREFERRED STOCKS (112.1%)		(COST $798,402,708)	1,277,051,011
Principal Amount	CORPORATE NOTE
CONSUMER PRODUCTS AND SERVICES (1.2%)
$13,750,000	General Motors Nova Scotia Finance Company
	6.85% Guaranteed Notes due 10/15/08	(COST $13,508,602)	13,509,375
Shares	SHORT-TERM SECURITY AND OTHER ASSETS
43,032,346	SSgA Prime Money Market Fund (3.7%)	(COST $43,032,346)	43,032,346
TOTAL INVESTMENTS (e) (117.0%)		(COST $854,943,656)	1,333,592,732
Cash, receivables and other assets less liabilities (0.5%)			6,046,947
PREFERRED STOCK (-17.5%)			(200,000,000)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)			$1,139,639,679

(a)	Non-income producing security.
(b)	Securities which have been held for less than one year, not previously disclosed and not restricted.
(c)	1,000,000 shares held by custodian in a segregated custodian account as collateral for short positions and options, if any.
(d)	Restricted security of an affiliate acquired 11/7/06.
(e)	At March 31, 2008: (1) the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes,
(2) aggregate gross unrealized appreciation was $534,250,373, (3) aggregate gross unrealized depreciation was $55,601,297, and
(4) net unrealized appreciation was $478,649,076.

(see notes to financial statements)

Contracts			Value
(100 shares each)	COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE		(note 1a)
CALL OPTIONS
OIL AND NATURAL GAS (INCLUDING SERVICES)
1,000	Apache Corporation/April 08/$120.00		$510,000
1,000	Weatherford International Ltd./April 08/$70.00		457,000
900	Weatherford International Ltd./May 08/$70.00		594,000
		(PREMIUMS RECEIVED $1,379,249)	1,561,000
PUT OPTIONS
REAL ESTATE
750	CB Richard Ellis Group, Inc. Class A/May 08/$25.00		300,000
750	CB Richard Ellis Group, Inc. Class A/May 08/$22.50		210,000
		(PREMIUMS RECEIVED $374,606)	510,000
TOTAL OPTIONS		(PREMIUMS RECEIVED $1,753,855)	$2,071,000
(See notes to financial statements)

General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the
Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

1. SECURITY VALUATION

Securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Securities traded primarily in foreign markets are generally valued at the preceding closing price of such securities on their respective exchanges or markets. If, after the close of the foreign market, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value. The restricted security is valued at par value
(cost), divided by the conversion price of $6.00 multiplied by the last reported sales price of the publicly traded common stock of the corporation.

2. OPTIONS

The Company may purchase and write (sell) put and call options. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the
Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis for the securities purchased by the Company.
The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of March 31, 2008, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the
Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 31, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the
Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule
30a-2(a)under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By: /s/ Eugene S. Stark Eugene S. Stark Vice-President, Administration Date: April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Spencer Davidson
Spencer Davidson
President and Chief Executive Officer
(Principal Executive Officer)

Date: April 28, 2008

By: /s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration
(Principal Financial Officer)

Date: April 28, 2008